Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value
Investments measured at fair value at 31 December 2025 and 2024 are summarized below:

	31 December 2025
	Total	Level 1	Level 2	Level 3
Assets
Interest-bearing cash	$26,017	$26,017	$—	$—
Mutual funds	324,930	324,930	—	—
Commingled funds	1,716,352	1,716,352	—	—
Company stock	366,605	366,605	—	—
Separately managed account	130,392	130,392	—	—
Self-directed brokerage account	86,987	86,987	—	—
Total investments at fair value	$2,651,283	$2,651,283	$—	$—
Investments measured at contract value:
Fixed income securities fund	149,506
Total Investments	$2,800,789

	31 December 2024
	Total	Level 1	Level 2	Level 3
Assets
Interest-bearing cash	$18,983	$18,983	$—	$—
Mutual funds	303,645	303,645	—	—
Commingled funds	1,543,041	1,543,041	—	—
Company stock	458,761	458,761	—	—
Separately managed account	141,575	141,575	—	—
Self-directed brokerage account	79,217	79,217	—	—
Total investments at fair value	$2,545,222	$2,545,222	$—	$—
Investments measured at contract value:
Fixed income securities fund	175,762
Total Investments	$2,720,984